Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income (Loss) before the Provision for Income Taxes by Jurisdiction
The components of income from continuing operations before provision for income taxes, determined by tax jurisdiction, are as follows:

	For the year ended December 31,
($ in millions)	2023	2022	2021
United Kingdom	(214)	40	40
United States	127	(179)	(20)
Italy	451	612	438
Other	266	116	70
	629	589	529

Schedule of Provision (Benefit) for Income Taxes
The provision for income taxes consists of:

	For the year ended December 31,
($ in millions)	2023	2022	2021
Current:
United Kingdom	7	3	—
United States	85	75	41
Italy	132	116	155
Other	77	57	40
	301	252	236
Deferred:
United States	21	(66)	76
Italy	20	—	(22)
Other	(19)	(11)	(16)
	21	(77)	38
	322	175	274

Schedule of Reconciliation of the Provision for Income Taxes, With the Amount Computed by Applying United Kingdom Statutory Main Corporation Tax Rates	A reconciliation of the provision for income taxes, from the amount computed by applying the U.K. statutory main corporation tax rates enacted in each of the Parent’s calendar year reporting periods (2023 tax rate is based on a weighted average rate of the United Kingdom statutory tax rate enacted on April 1, 2023) to income from continuing operations before provision for income taxes is as follows:

	For the year ended December 31,
($ in millions)	2023	2022	2021
Income from continuing operations before provision for income taxes	629	589	529
United Kingdom statutory tax rate	23.5%	19.0%	19.0%
Statutory tax expense (benefit)	148	112	100

Change in valuation allowances	91	22	125
Italy regional tax (“IRAP”) and state taxes	44	33	41
Non-deductible expenses	9	17	25
Base erosion and anti-abuse (“BEAT”) tax	8	—	17
Foreign tax and statutory rate differential (1)	(9)	42	17
Foreign tax expense, net of U.S. federal benefit	17	18	11
Provision to return adjustment	(5)	(9)	6
GILTI tax	10	9	5
Non-taxable gain on sale of business	—	(79)	—
Non-taxable foreign exchange loss (gain)	2	2	(11)
Italian patent box tax benefit	(2)	—	(27)
Change in unrecognized tax benefits	18	3	—
Tax law changes	—	6	(38)
Other	(8)	(1)	2
	322	175	274

Effective tax rate	51.2%	29.7%	51.8%
 (1) Includes the effects of foreign subsidiaries’ earnings taxed at rates other than the U.K. statutory rate

Schedule of Components of Deferred Tax Assets and Liabilities, and Net Deferred Income Taxes Recorded in the Consolidated Balance Sheet
The components of deferred tax assets and liabilities are as follows:

	December 31,
($ in millions)	2023	2022
Deferred tax assets:
Net operating losses	266	238
Section 163(j) interest limitation	231	200
Italian goodwill tax step-up	110	109
Provisions not currently deductible for tax purposes	76	150
Lease liabilities	56	63
Jackpot timing differences	27	30
Depreciation and amortization	83	63
Inventory reserves	4	5
Other	98	73
Gross deferred tax assets	952	930
Valuation allowance	(518)	(430)
Deferred tax assets, net of valuation allowance	433	500

Deferred tax liabilities:
Acquired intangible assets	410	446
Depreciation and amortization	156	156
Italian goodwill equity reserve liability	104	99
Lease right-of-use assets	50	57
Other	7	8
Total deferred tax liabilities	727	767
Net deferred income tax liability	(294)	(267)

Our net deferred income taxes are recorded in the Consolidated Balance Sheets as follows:

	December 31,
($ in millions)	2023	2022
Deferred income taxes - non-current asset	50	38
Deferred income taxes - non-current liability	(344)	(305)
	(294)	(267)

Schedule of Reconciliation of the Beginning and Ending Amount of Valuation Allowance
A reconciliation of the valuation allowance is as follows:

	December 31,
($ in millions)	2023	2022	2021
Balance at beginning of year	430	412	284
Net charges to expense	91	22	86
Tax rate change	(3)	—	39
Provision to return adjustment	—	(3)	3
Balance at end of year	518	430	412

Schedule of Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the unrecognized tax benefits is as follows:

	December 31,
($ in millions)	2023	2022	2021
Balance at beginning of year	27	27	27
Additions to tax positions - current year	1	1	1
Additions to tax positions - prior years	16	—	—
Reductions to tax positions - prior years	(1)	—	(1)
Settlements	(29)	—	—
Balance at end of year	15	27	27